Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2024
Share-Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares	A summary of activities of the restricted shares for the years ended September 30, 2022, 2023 and 2024 is as follow:
	Number of nonvested restricted shares*	Weighted average FV per ordinary share on the grant date
Unvested as of September 30, 2022	10,313	0.75
Granted	29,473	1.13
Vested	(38,223)	1.04
Unvested as of September 30, 2023	1,563	0.75
Granted	-
Vested	(1,563)	0.75
Unvested as of September 30, 2024	-
*	All shares’ data in the note are presented on a retrospective to reflect the 40 to 1 reverse share split.